Schedule of Investments PIMCO Corporate & Income Opportunity Fund	April 30, 2022 (Unaudited)

\(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 163.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 38.5%
AAdvantage Loyalty IP Ltd. 5.813% (LIBOR03M + 4.750%) due 04/20/2028 ~		$12,003	$12,231
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		300	298
Altar Bidco, Inc.
6.100% (LIBOR03M + 5.600%) due 02/01/2030 ~		3,200	3,165
AP Core Holdings II, LLC 6.264% (LIBOR03M + 5.500%) due 09/01/2027 ~		24,416	24,349
Avantor Funding, Inc. 2.764% (LIBOR03M + 2.000%) due 11/21/2024 ~		9	9
Bausch Health Cos., Inc.
3.514% (LIBOR03M + 2.750%) due 11/27/2025 ~		99	99
3.764% (LIBOR03M + 3.000%) due 06/02/2025 ~		246	245
Caesars Resort Collection LLC 3.514% (LIBOR03M + 2.750%) due 12/23/2024 ~		31,280	31,172
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,791	1,768
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	10,723	11,209
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		$2,545	2,510
Casino Guichard-Perrachon SA 4.000% (EUR003M + 4.000%) due 08/31/2025 ~	EUR	5,600	5,605
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 07/14/2026 ~		$4,410	4,342
Clear Channel Outdoor Holdings, Inc. 4.739% (LIBOR03M + 3.500%) due 08/21/2026 ~		11,787	11,544
Coty, Inc.
2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	4,111	4,232
2.701% (LIBOR03M + 2.250%) due 04/07/2025 ~		$1,852	1,804
DirecTV Financing LLC 5.764% (LIBOR03M + 5.000%) due 08/02/2027 ~		4,393	4,382
Emerald TopCo, Inc. 3.957% - 4.264% (LIBOR03M + 3.500%) due 07/24/2026 ~		227	224
Encina Private Credit LLC TBD% - 4.988% (LIBOR03M + 3.988%) due 11/30/2025 «~µ		27,444	27,444
Envision Healthcare Corp.
TBD% due 07/01/2022 µ		22,400	22,232
4.514% (LIBOR03M + 3.750%) due 10/10/2025 ~		57,958	35,741
Fly Funding SARL 7.012% (LIBOR03M + 6.000%) due 10/08/2025 ~		9,959	9,990
Forbes Energy Services LLC TBD% due 06/30/2022 «		935	0
Frontier Communications Corp. 4.813% (LIBOR03M + 3.750%) due 05/01/2028 ~		7,759	7,673
Gateway Casinos & Entertainment Ltd.
8.750% (LIBOR03M + 8.000%) due 10/15/2027 ~		15,513	15,527
8.750% due 10/18/2027	CAD	3,384	2,641
Hudson River Trading LLC 3.287% due 03/18/2028		$4,788	4,732
Ineos Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	17,103	17,816
Intelsat Jackson Holdings SA 4.920% due 02/01/2029		$9,997	9,713
Lealand Finance Co. BV 1.457% (LIBOR03M + 1.000%) due 06/30/2025 ~		2,068	1,086
3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~		189	128
McAfee LLC
4.500% due 03/01/2029		10,000	9,835
MPH Acquisition Holdings LLC 4.758% (LIBOR03M + 4.250%) due 09/01/2028 ~		15,821	15,233
Naked Juice LLC
6.651% due 01/24/2030		2,200	2,196
Promotora de Informaciones SA
5.250% (EUR003M + 4.250%) due 12/31/2026 ~	EUR	22,302	22,469
9.000% (EUR003M + 8.000%) due 06/30/2027 ~		7,114	7,115
PUG LLC
4.264% (LIBOR03M + 3.500%) due 02/12/2027 ~		$9,684	9,466
5.014% (LIBOR03M + 4.250%) due 02/12/2027 «~		5,995	5,950
Redstone Holdco 2 LP 5.934% (LIBOR03M + 4.750%) due 04/27/2028 ~		6,086	5,871
RegionalCare Hospital Partners Holdings, Inc. 4.499% (LIBOR03M + 3.750%) due 11/16/2025 ~		87	86
Rising Tide Holdings, Inc. 5.514% (LIBOR03M + 4.750%) due 06/01/2028 ~		5,161	4,971

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Sasol Ltd. TBD% - 1.803% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		10,438	10,260
Scientific Games Holdings LP 4.000% (EUR003M + 4.000%) due 04/04/2029 ~	EUR	1,000	1,045
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		$2,235	2,235
Sequa Mezzanine Holdings LLC 11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		5,598	5,577
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	7,000	6,713
SkyMiles IP Ltd. 4.813% (LIBOR03M + 3.750%) due 10/20/2027 ~		$15,100	15,624
Spirit Aerosystems, Inc. 4.514% (LIBOR03M + 3.750%) due 01/15/2025 ~		2,954	2,954
Steenbok Lux Finco 2 SARL TBD% (EUR003M) due 12/29/2022 ~	EUR	41,914	37,972
Summer Holdco B SARL 5.522% (LIBOR03M + 5.000%) due 12/04/2026 ~		$8	8
Sunshine Luxembourg SARL 4.756% (LIBOR03M + 3.750%) due 10/01/2026 ~		490	486
Surgery Center Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 08/31/2026 ~		4,257	4,224
Syniverse Holdings, Inc.
6.038% (LIBOR03M + 5.000%) due 03/09/2023 ~		33,255	32,971
10.038% (LIBOR03M + 9.000%) due 03/11/2024 ~		3,909	3,819
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		20,006	18,799
TransDigm, Inc.
3.014% (LIBOR03M + 2.250%) due 08/22/2024 ~		11,564	11,409
3.014% (LIBOR03M + 2.250%) due 05/30/2025 ~		4,088	4,017
3.014% (LIBOR03M + 2.250%) due 12/09/2025 ~		24,598	24,159
U.S. Renal Care, Inc.
5.764% (LIBOR03M + 5.000%) due 06/26/2026 ~		3,568	3,208
6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~		16,119	14,860
Uber Technologies, Inc.
4.264% (LIBOR03M + 3.500%) due 04/04/2025 ~		3,183	3,177
4.264% (LIBOR03M + 3.500%) due 02/25/2027 ~		1,393	1,389
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,685	2,670
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		716	714
Veritas U.S., Inc. 6.006% (LIBOR03M + 5.000%) due 09/01/2025 ~		6,998	6,434
Viad Corp. 5.764% (LIBOR03M + 5.000%) due 07/30/2028 «~		4,478	4,399
Westmoreland Mining Holdings LLC TBD% due 03/15/2029		4,119	2,080
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		5,838	5,838

Total Loan Participations and Assignments (Cost $616,416)			584,144

CORPORATE BONDS & NOTES 72.6%
BANKING & FINANCE 16.9%
Ally Financial, Inc. 8.000% due 11/01/2031 (n)		3,550	4,161
American Assets Trust LP 3.375% due 02/01/2031 (n)		2,200	1,959
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029 (n)		4,500	3,921
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (n)	EUR	500	475
2.625% due 04/28/2025 (n)		19,170	19,008
3.625% due 09/24/2024 (n)		9,609	9,787
5.375% due 01/18/2028 •(n)		5,300	3,578
8.000% due 01/22/2030 •(n)		6,129	4,372
8.500% due 09/10/2030 •(n)		4,500	3,300
10.500% due 07/23/2029 (n)		3,939	3,054
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,600	388
Barclays PLC
5.875% due 09/15/2024 •(j)(k)(n)	GBP	3,800	4,688
7.125% due 06/15/2025 •(j)(k)(n)		2,200	2,823
7.750% due 09/15/2023 •(j)(k)(n)		$2,000	2,022
7.875% due 09/15/2022 •(j)(k)(n)	GBP	5,025	6,360
8.000% due 06/15/2024 •(j)(k)(n)		$1,000	1,033
BOI Finance BV 7.500% due 02/16/2027 (n)	EUR	7,100	7,367
Corsair International Ltd.
4.850% due 01/28/2027 •		1,300	1,327
5.200% due 01/28/2029 •		1,100	1,117
Cosaint Re Pte. Ltd. 10.053% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		$1,900	1,909

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 (n)		300	196
3.125% due 10/22/2025 (n)		200	140
4.800% due 08/06/2030 (n)		200	124
6.150% due 09/17/2025 (n)		200	146
8.000% due 01/27/2024 (n)		300	252
Credit Agricole SA 7.875% due 01/23/2024 •(j)(k)(n)		400	411
Credit Suisse Group AG
5.250% due 02/11/2027 •(j)(k)(n)		600	529
6.375% due 08/21/2026 •(j)(k)(n)		1,300	1,227
7.250% due 09/12/2025 •(j)(k)(n)		200	195
7.500% due 07/17/2023 •(j)(k)(n)		1,300	1,291
7.500% due 12/11/2023 •(j)(k)(n)		3,836	3,852
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		37	37
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		29	29
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)(n)	EUR	1,600	1,533
Essential Properties LP 2.950% due 07/15/2031 (n)		$500	412
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		32	31
Future Diamond Ltd. 4.250% due 09/22/2022		200	176
GLP Capital LP 3.250% due 01/15/2032 (n)		400	337
GSPA Monetization Trust 6.422% due 10/09/2029 (n)		5,257	5,250
Hampton Roads PPV LLC 6.171% due 06/15/2053 (n)		1,800	1,845
HF Sinclair Corp. 4.500% due 10/01/2030 (n)		20,346	18,973
Host Hotels & Resorts LP
2.900% due 12/15/2031 (n)		200	169
3.375% due 12/15/2029 (n)		100	90
HSBC Holdings PLC 6.000% due 09/29/2023 •(j)(k)(n)	EUR	2,330	2,506
Huarong Finance Co. Ltd.
3.375% due 02/24/2030 (n)		$300	238
3.625% due 09/30/2030 (n)		300	240
3.875% due 11/13/2029 (n)		700	596
4.250% due 11/07/2027		200	184
4.500% due 05/29/2029 (n)		1,300	1,142
4.750% due 04/27/2027 (n)		200	190
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(j)(k)(n)	EUR	2,400	2,689
Lloyds Banking Group PLC
7.625% due 06/27/2023 •(j)(k)(n)	GBP	4,610	5,891
7.875% due 06/27/2029 •(j)(k)(n)		4,412	6,123
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (n)		$3,300	3,134
4.500% due 09/01/2026 (n)		2,400	2,386
4.500% due 01/15/2028		3,050	3,022
5.750% due 02/01/2027 (n)		600	621
MPT Operating Partnership LP 3.375% due 04/24/2030 (n)	GBP	2,100	2,360
National Health Investors, Inc. 3.000% due 02/01/2031 (n)		$800	656
Natwest Group PLC
6.000% due 12/29/2025 •(j)(k)(n)		2,600	2,569
8.000% due 08/10/2025 •(j)(k)(n)		15,325	16,158
New Metro Global Ltd. 5.000% due 08/08/2022 (n)		200	177
Sabra Health Care LP 3.200% due 12/01/2031 (n)		2,100	1,764
Sanders Re Ltd. 12.020% (SOFRRATE + 11.750%) due 04/09/2029 ~		3,241	3,244
Santander U.K. Group Holdings PLC 6.750% due 06/24/2024 •(j)(k)(n)	GBP	9,405	12,011
Seazen Group Ltd.
6.000% due 08/12/2024		$200	142
6.450% due 06/11/2022		300	282
Societe Generale SA 7.375% due 10/04/2023 •(j)(k)(n)		1,300	1,306
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	790	1,062
Uniti Group LP
6.000% due 01/15/2030 (n)		$19,047	15,909
7.875% due 02/15/2025 (n)		30,470	31,056

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Voyager Aviation Holdings LLC 8.500% due 05/09/2026 (n)		20,412	18,958

			256,510

INDUSTRIALS 44.0%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (n)	GBP	3,541	4,600
Air Canada
3.875% due 08/15/2026 (n)		$4,544	4,207
4.625% due 08/15/2029	CAD	1,100	781
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (n)		$1,298	1,327
Altice Financing SA 5.750% due 08/15/2029 (n)		6,551	5,529
Altice France Holding SA 10.500% due 05/15/2027 (n)		12,200	12,382
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (n)		1,175	1,094
3.375% due 11/01/2028 (n)		271	253
3.700% due 04/01/2028 (n)		900	859
American Airlines, Inc.
5.500% due 04/20/2026 (n)		13,475	13,373
5.750% due 04/20/2029 (n)		3,800	3,668
Arches Buyer, Inc. 4.250% due 06/01/2028 (n)		3,400	3,026
Boeing Co.
5.705% due 05/01/2040 (n)		1,723	1,724
5.805% due 05/01/2050 (n)		1,470	1,473
5.930% due 05/01/2060 (n)		1,992	1,976
6.125% due 02/15/2033 (n)		3,988	4,204
Bombardier, Inc.
7.125% due 06/15/2026 (n)		3,200	2,948
7.500% due 03/15/2025 (n)		13,549	13,161
British Airways Pass-Through Trust 4.250% due 05/15/2034		56	55
Broadcom, Inc.
3.137% due 11/15/2035 (n)		933	754
3.187% due 11/15/2036 (n)		2,434	1,924
3.419% due 04/15/2033 (n)		200	172
3.469% due 04/15/2034 (n)		200	170
4.150% due 11/15/2030 (n)		1,119	1,061
4.926% due 05/15/2037 (n)		1,516	1,419
Carnival Corp. 10.500% due 02/01/2026 (n)		400	440
Carvana Co. 10.250% due 05/01/2030 (c)		5,800	5,619
CDW LLC 3.569% due 12/01/2031 (n)		2,300	2,018
Cellnex Finance Co. SA 3.875% due 07/07/2041 (n)		1,400	1,050
CGG SA
7.750% due 04/01/2027 (n)	EUR	13,719	14,549
8.750% due 04/01/2027 (n)		$8,648	8,595
Charter Communications Operating LLC
3.500% due 03/01/2042 (n)		1,000	722
3.700% due 04/01/2051 (n)		400	283
3.850% due 04/01/2061 (n)		1,300	888
3.900% due 06/01/2052 (n)		5,600	4,049
3.950% due 06/30/2062 (n)		4,800	3,305
4.400% due 12/01/2061 (n)		4,900	3,671
CommScope, Inc. 8.250% due 03/01/2027 (n)		16,640	14,164
Community Health Systems, Inc. 8.000% due 03/15/2026 (n)		3,672	3,801
Condor Merger Sub, Inc. 7.375% due 02/15/2030 (n)		6,200	5,554
Coty, Inc.
3.875% due 04/15/2026 (n)	EUR	6,600	6,540
4.750% due 01/15/2029 (n)		$8,800	7,844
5.000% due 04/15/2026 (n)		3,760	3,576
CVS Pass-Through Trust 7.507% due 01/10/2032 (n)		1,442	1,663
DirecTV Financing LLC 5.875% due 08/15/2027 (n)		1,700	1,603
DISH DBS Corp.
5.250% due 12/01/2026 (n)		4,220	3,882
5.750% due 12/01/2028 (n)		10,810	9,690
Energy Transfer LP 5.300% due 04/01/2044 (n)		100	92
Envision Healthcare Corp. 8.750% due 10/15/2026		9,851	4,116
Exela Intermediate LLC 11.500% due 07/15/2026		158	58
Ferroglobe PLC 9.375% due 12/31/2025 (l)(n)		2,700	2,788

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		2,888	2,895
6.875% due 03/01/2026 (n)		1,882	1,889
FMG Resources August 2006 Pty. Ltd. 6.125% due 04/15/2032		3,600	3,580
Ford Motor Co. 7.700% due 05/15/2097 (n)		29,796	32,375
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		12,200	11,913
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (n)		3,984	3,471
Greene King Finance PLC 2.586% (SONIO/N + 1.919%) due 12/15/2034 ~	GBP	350	363
HCA, Inc. 7.500% due 11/15/2095 (n)		$4,800	5,586
Hestia Re Ltd. 0.000% due 04/22/2025		1,878	1,883
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (n)		33,857	31,961
Inter Media & Communication SpA 6.750% due 02/09/2027 (n)	EUR	7,000	7,045
Las Vegas Sands Corp.
3.200% due 08/08/2024 (n)		$200	192
3.500% due 08/18/2026 (n)		300	274
Match Group Holdings LLC 3.625% due 10/01/2031 (n)		7,100	5,917
Melco Resorts Finance Ltd.
5.375% due 12/04/2029 (n)		200	161
5.750% due 07/21/2028 (n)		4,300	3,635
MGM China Holdings Ltd.
4.750% due 02/01/2027 (n)		200	168
5.250% due 06/18/2025 (n)		2,400	2,167
5.375% due 05/15/2024 (n)		300	281
5.875% due 05/15/2026 (n)		800	707
NCL Corp. Ltd. 5.875% due 02/15/2027 (n)		4,908	4,685
Nielsen Finance LLC 5.625% due 10/01/2028 (n)		1,700	1,650
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (n)		21,100	19,819
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		105	118
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/30/2022 (h)(j)		1,279	5
Olympus Water U.S. Holding Corp. 5.375% due 10/01/2029	EUR	6,300	5,624
Oracle Corp.
3.650% due 03/25/2041 (l)(n)		$2,800	2,172
3.850% due 04/01/2060 (n)		200	142
3.950% due 03/25/2051 (l)(n)		2,400	1,827
4.100% due 03/25/2061 (l)(n)		2,600	1,932
Petroleos Mexicanos
4.875% due 02/21/2028 (n)	EUR	2,647	2,553
5.950% due 01/28/2031 (n)		$5,741	4,840
6.700% due 02/16/2032 (n)		17,637	15,232
6.750% due 09/21/2047 (n)		6,568	4,760
6.950% due 01/28/2060 (n)		660	480
7.690% due 01/23/2050 (n)		4,940	3,870
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (n)		300	301
Prosus NV
1.985% due 07/13/2033 (n)	EUR	1,800	1,447
2.778% due 01/19/2034 (n)		1,600	1,367
3.061% due 07/13/2031 (n)		$3,700	2,923
3.257% due 01/19/2027 (n)		1,500	1,343
3.680% due 01/21/2030 (n)		5,100	4,310
3.832% due 02/08/2051 (n)		1,900	1,260
4.027% due 08/03/2050 (n)		1,500	1,045
4.193% due 01/19/2032 (n)		2,600	2,196
4.987% due 01/19/2052 (n)		2,200	1,729
QVC, Inc. 5.950% due 03/15/2043 (n)		4,186	3,268
Rolls-Royce PLC
4.625% due 02/16/2026 (n)	EUR	200	213
5.750% due 10/15/2027 (n)		$300	290
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023 (n)		700	724
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,500	189
Sands China Ltd.
2.550% due 03/08/2027 (n)		$1,800	1,524
3.100% due 03/08/2029 (n)		1,600	1,300
3.250% due 08/08/2031 (n)		1,300	999
4.375% due 06/18/2030 (n)		200	172
5.400% due 08/08/2028 (n)		13,590	12,837

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Santos Finance Ltd. 3.649% due 04/29/2031 (n)		2,300	2,020
Schenck Process Holding GmbH
5.375% due 06/15/2023 (n)	EUR	3,000	3,125
6.875% due 06/15/2023 (n)		900	949
Seagate HDD Cayman 4.091% due 06/01/2029 (n)		$2,000	1,778
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (n)		6,753	6,593
Standard Industries, Inc. 4.375% due 07/15/2030 (n)		5,800	4,843
Studio City Finance Ltd.
5.000% due 01/15/2029 (n)		1,400	967
6.000% due 07/15/2025 (n)		4,400	3,717
6.500% due 01/15/2028 (n)		4,200	3,302
Syngenta Finance NV
4.892% due 04/24/2025 (n)		200	201
5.182% due 04/24/2028 (n)		600	602
5.676% due 04/24/2048 (n)		5,748	5,932
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		4,143	4,086
5.750% due 09/30/2039 (n)		32,394	32,960
Transocean Guardian Ltd. 5.875% due 01/15/2024 (n)		104	100
Transocean Pontus Ltd. 6.125% due 08/01/2025 (n)		185	181
Transocean, Inc.
7.250% due 11/01/2025 (n)		216	179
8.000% due 02/01/2027 (n)		372	294
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027 (n)		612	580
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (n)		5,864	5,071
Uber Technologies, Inc. 7.500% due 05/15/2025 (n)		1,200	1,241
United Airlines Pass-Through Trust 4.150% due 02/25/2033 (n)		80	78
United Airlines, Inc. 4.625% due 04/15/2029 (n)		10,100	9,281
United Group BV 4.875% due 07/01/2024 (n)	EUR	200	205
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)(n)		$11,533	11,835
Vale Overseas Ltd. 6.875% due 11/21/2036 (n)		320	353
Vale SA 3.202% due 12/29/2049 «~(j)	BRL	250,000	23,350
Veritas U.S., Inc. 7.500% due 09/01/2025 (n)		$4,500	3,973
Viking Cruises Ltd. 13.000% due 05/15/2025 (n)		13,655	14,961
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		100	88
VOC Escrow Ltd. 5.000% due 02/15/2028 (n)		13,238	11,966
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 «(d)		61,235	63,323
Windstream Escrow LLC 7.750% due 08/15/2028 (n)		17,165	16,378
Wynn Las Vegas LLC
5.250% due 05/15/2027 (n)		2,100	1,934
5.500% due 03/01/2025 (n)		7,000	6,782
Wynn Macau Ltd.
4.875% due 10/01/2024 (n)		600	537
5.125% due 12/15/2029 (n)		1,200	948
5.500% due 01/15/2026 (n)		500	429
5.500% due 10/01/2027 (n)		1,100	890
5.625% due 08/26/2028 (n)		4,535	3,622

			667,963

UTILITIES 11.7%
DTEK Finance PLC (3.500% Cash and 3.500% PIK) 7.000% due 12/31/2027 (d)		8,967	2,197
Eskom Holdings SOC Ltd.
7.125% due 02/11/2025		5,100	4,887
8.450% due 08/10/2028		4,200	4,053
Genesis Energy LP
6.500% due 10/01/2025 (n)		5,500	5,232
8.000% due 01/15/2027 (n)		6,765	6,644
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030		6,900	7,808
NGD Holdings BV 6.750% due 12/31/2026		1,261	529
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)(n)		348	200

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		1,222	1,209
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(d)		9,239	2,194
Oi SA 10.000% due 07/27/2025 (n)		19,275	15,398
Pacific Gas & Electric Co.
3.300% due 03/15/2027 (n)		3,862	3,576
3.450% due 07/01/2025 (n)		257	246
3.750% due 08/15/2042		46	34
4.000% due 12/01/2046 (n)		1,006	750
4.200% due 03/01/2029 (n)		4,200	3,928
4.300% due 03/15/2045 (n)		257	199
4.450% due 04/15/2042 (n)		2,491	2,018
4.500% due 07/01/2040 (n)		4,723	3,879
4.500% due 12/15/2041 (n)		65	53
4.550% due 07/01/2030 (n)		7,090	6,581
4.600% due 06/15/2043 (n)		1,036	840
4.750% due 02/15/2044 (n)		15,063	12,401
4.950% due 07/01/2050 (n)		8,191	6,849
Peru LNG Srl 5.375% due 03/22/2030 (n)		16,656	14,346
Petrobras Global Finance BV
6.250% due 12/14/2026 (n)	GBP	3,410	4,436
6.625% due 01/16/2034 (n)		800	1,006
6.750% due 06/03/2050 (n)		$4,745	4,405
Rio Oil Finance Trust
8.200% due 04/06/2028 (n)		3,636	3,909
9.250% due 07/06/2024 (n)		4,157	4,350
9.750% due 01/06/2027 (n)		379	419
Southern California Edison Co. 4.875% due 03/01/2049 (n)		316	307
Talen Energy Supply LLC
7.250% due 05/15/2027 (n)		11,250	10,787
7.625% due 06/01/2028		15,750	15,121
Transocean Phoenix 2 Ltd. 7.750% due 10/15/2024 (n)		4,623	4,666
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (n)		22,015	21,214
Transocean Proteus Ltd. 6.250% due 12/01/2024 (n)		200	197

			176,868

Total Corporate Bonds & Notes (Cost $1,202,651)			1,101,341

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026 (n)		5,900	5,074

Total Convertible Bonds & Notes (Cost $5,900)			5,074

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050		1,000	928
4.214% due 06/01/2050		2,400	2,018

			2,946

ILLINOIS 0.9%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040		12,100	14,165
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		51	55
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		145	155

			14,375

PUERTO RICO 0.2%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		1,461	761
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (h)		376	215
4.000% due 07/01/2033		293	272
4.000% due 07/01/2035		263	244
4.000% due 07/01/2037		226	203
4.000% due 07/01/2041		307	277
4.000% due 07/01/2046		319	281
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (h)		150	137

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

5.250% due 07/01/2023	327	331

		2,721

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	1,310	1,311

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)	78,700	7,133

Total Municipal Bonds & Notes (Cost $27,018)		28,486

U.S. GOVERNMENT AGENCIES 2.0%
Fannie Mae
3.000% due 01/25/2042 (a)	187	14
3.500% due 02/25/2033 (a)(n)	1,082	109
4.500% due 07/25/2050 (a)(n)	5,413	974
5.000% due 02/25/2036 ~(a)	273	38
6.418% due 07/25/2029 •	2,010	2,226
Freddie Mac
0.000% due 02/25/2046 (b)(h)	2,281	1,918
0.100% due 02/25/2046 (a)	2,281	0
2.311% due 09/15/2042 •	754	518
3.000% due 12/25/2050 (a)(n)	8,393	1,351
3.500% due 10/15/2035 (a)(n)	1,117	121
5.019% due 03/15/2043 ~(n)	69	54
6.146% due 11/25/2055 «~	13,811	8,563
6.703% due 02/15/2034 •(a)	1,083	154
8.218% due 12/25/2027 •	4,398	4,415
8.271% due 07/15/2039 •(n)	2,207	1,896
9.487% due 03/15/2044 •(n)	1,822	1,552
10.786% due 02/15/2036 ~(n)	5,228	5,161
11.418% due 03/25/2025 •	1,268	1,285
Ginnie Mae
3.500% due 09/16/2041 - 06/20/2042 (a)	449	64
6.156% due 01/20/2042 •(a)	1,004	134

Total U.S. Government Agencies (Cost $32,572)		30,547

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Adjustable Rate Mortgage Trust
1.008% due 05/25/2036 •	1,514	636
1.818% due 01/25/2035 •	2,897	2,749
Banc of America Funding Trust
0.908% due 06/26/2036 •	4,986	4,323
5.500% due 01/25/2036	180	155
6.000% due 07/25/2037 ^	339	308
BCAP LLC Trust
2.748% due 02/26/2036 ~	1,687	1,628
2.904% due 03/27/2036 ~	2,616	2,061
4.777% due 03/26/2037 þ	1,270	1,789
7.000% due 12/26/2036 ~	2,342	1,791
Bear Stearns ALT-A Trust
2.741% due 11/25/2034 ~	190	191
2.866% due 08/25/2046 ^~	2,811	2,164
2.910% due 11/25/2036 ^~	519	324
3.035% due 09/25/2035 ^~	531	365
3.299% due 08/25/2036 ^~	2,110	1,296
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	291	292
CD Mortgage Trust 5.688% due 10/15/2048	640	584
Chase Mortgage Finance Trust
2.977% due 12/25/2035 ^~	9	9
6.000% due 02/25/2037 ^	1,212	630
6.000% due 03/25/2037 ^	297	183
6.000% due 07/25/2037 ^	1,044	600
Citigroup Commercial Mortgage Trust 5.980% due 12/10/2049 ~	405	181
Citigroup Mortgage Loan Trust
2.552% due 04/25/2037 ^~	2,074	1,824
2.741% due 11/25/2035 ~	11,445	7,290
3.241% due 03/25/2037 ^~	270	260
6.000% due 11/25/2036 ~	9,697	6,430
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^	1,334	1,253
Commercial Mortgage Loan Trust 6.673% due 12/10/2049 ~	1,056	177
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,471	1,001
Countrywide Alternative Loan Trust
1.014% due 03/20/2046 •	2,951	2,425
1.208% due 08/25/2035 •	239	155

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

3.303% due 06/25/2037 ^~		1,202	1,104
4.582% due 04/25/2037 ^•(a)		14,195	1,789
5.500% due 03/25/2035		391	214
5.500% due 09/25/2035 ^		3,329	2,607
5.750% due 01/25/2035		271	264
5.750% due 02/25/2035		385	313
6.000% due 02/25/2035		525	470
6.000% due 04/25/2036		1,251	723
6.000% due 05/25/2036 ^		1,435	893
6.000% due 02/25/2037 ^		508	239
6.000% due 02/25/2037		1,544	1,022
6.000% due 04/25/2037 ^		4,270	2,452
6.000% due 08/25/2037 ^•		6,620	4,250
6.250% due 10/25/2036 ^		1,557	1,148
6.250% due 12/25/2036 ^•		2,477	1,350
6.500% due 08/25/2036 ^		674	304
6.500% due 09/25/2036 ^		323	209
19.185% due 02/25/2036 •		1,003	954
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		435	255
6.000% due 04/25/2036 ^		265	186
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		955	615
Eurosail-UK PLC
2.372% due 06/13/2045 •	GBP	4,487	5,089
5.022% due 06/13/2045 •		1,394	1,684
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036 ^		$1,011	452
Freddie Mac 8.089% due 11/25/2041 •		8,800	8,359
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		9,200	8,903
GSR Mortgage Loan Trust
2.424% due 03/25/2037 ^~		1,377	1,017
3.144% due 11/25/2035 ^~		750	703
HomeBanc Mortgage Trust 1.868% due 03/25/2035 •		97	89
IndyMac IMSC Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,453	2,889
Jackson Park Trust 3.350% due 10/14/2039 ~		4,368	3,450
JP Morgan Alternative Loan Trust 3.094% due 03/25/2037 ~		4,783	4,951
JP Morgan Mortgage Trust
2.601% due 01/25/2037 ^~		486	428
2.697% due 02/25/2036 ^~		1,017	822
2.823% due 10/25/2035 ~		13	13
3.077% due 06/25/2036 ^~		354	282
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038 ^		891	576
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		71	68
Lehman XS Trust 1.108% due 06/25/2047 •		1,751	1,659
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,829	1,294
Merrill Lynch Mortgage Investors Trust 2.640% due 03/25/2036 ^~		2,194	1,340
Natixis Commercial Mortgage Securities Trust 2.805% due 11/15/2034 •		4,500	4,307
RBSSP Resecuritization Trust
0.888% due 10/27/2036 •		3,609	1,219
0.937% due 08/27/2037 •		8,000	4,257
Residential Accredit Loans, Inc. Trust
1.048% due 08/25/2036 ^•		421	419
1.128% due 05/25/2037 ^•		178	154
6.000% due 08/25/2036 ^		358	333
6.000% due 05/25/2037 ^		1,169	1,073
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		294	151
6.000% due 02/25/2037 ^		1,506	855
6.250% due 09/25/2037 ^		4,674	2,387
Residential Funding Mortgage Securities, Inc. Trust 3.902% due 02/25/2037 ~		1,614	1,237
Structured Adjustable Rate Mortgage Loan Trust
2.793% due 07/25/2035 ^~		995	911
2.880% due 11/25/2036 ^~		2,427	2,244
2.906% due 01/25/2036 ^~		4,378	3,077
Structured Asset Mortgage Investments Trust 0.788% due 08/25/2036 •		112	106
SunTrust Adjustable Rate Mortgage Loan Trust
2.113% due 02/25/2037 ^~		1,797	1,659
2.279% due 04/25/2037 ^~		226	147
2.306% due 02/25/2037 ^~		226	207
WaMu Mortgage Pass-Through Certificates Trust
2.950% due 07/25/2037 ^~		468	463

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

3.127% due 02/25/2037 ^~		571	557
3.167% due 07/25/2037 ^~		910	905
3.330% due 10/25/2036 ^~		839	804
Washington Mutual Mortgage Pass-Through Certificates Trust
1.059% due 05/25/2047 ^•		112	13
6.000% due 10/25/2035 ^		1,002	784
6.000% due 03/25/2036 ^		1,276	1,239
6.000% due 02/25/2037		2,561	2,305

Total Non-Agency Mortgage-Backed Securities (Cost $146,353)			140,316

ASSET-BACKED SECURITIES 10.7%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,052
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.018% due 03/25/2033 •		$41	40
Apidos CLO 0.000% due 01/20/2031 ~		8,800	4,309
Bear Stearns Asset-Backed Securities Trust 0.857% due 04/25/2037 •		9,015	7,923
Belle Haven ABS CDO Ltd. 1.212% due 07/05/2046 •		324,260	548
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	2,615
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,635
0.000% due 10/22/2031 ~		3,000	855
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	1,051	251
Credit-Based Asset Servicing & Securitization LLC 3.194% due 12/25/2035 ^þ		$3	3
Dryden Senior Loan Fund 0.000% due 07/17/2031 ~		14,311	9,938
First Franklin Mortgage Loan Trust 0.988% due 10/25/2036 •		3,091	2,357
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		16	1,044
Fremont Home Loan Trust
0.818% due 01/25/2037 •		5,772	3,132
1.148% due 02/25/2036 ~		12,346	9,536
Glacier Funding CDO Ltd. 0.581% due 08/04/2035 •		7,257	1,130
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	750	431
GSAMP Trust 0.808% due 12/25/2036 ~		$1,386	873
Home Equity Mortgage Loan Asset-Backed Trust 0.828% due 07/25/2037 •		2,649	1,681
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 ^þ		104	39
Lehman XS Trust 6.790% due 06/24/2046 þ		693	738
LNR CDO Ltd. 1.029% due 02/28/2043 ~		3,231	67
Long Beach Mortgage Loan Trust 1.268% due 01/25/2036 •		4,618	4,355
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		15	1,411
Merrill Lynch Mortgage Investors Trust 3.793% due 03/25/2037 þ		6,234	1,744
Morgan Stanley ABS Capital, Inc. Trust 0.818% due 10/25/2036 •		5,966	3,657
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		827	468
N-Star REL CDO Ltd. 0.875% due 02/01/2041 •		548	547
Orient Point CDO Ltd. 1.232% due 10/03/2045 •		116,202	38,275
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	4,169
7.238% due 09/25/2037 ^þ		8,197	4,227
Securitized Asset-Backed Receivables LLC Trust 1.088% due 03/25/2036 •		10,914	11,424
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		8	6,799
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		7	2,581
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	1,261
0.000% due 10/15/2048 «(h)		3	1,430
Sofi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		7,500	1,011
0.000% due 07/25/2040 «(h)		38	542
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(h)		3,226	520

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

South Coast Funding Ltd. 0.966% due 08/10/2038 •		18,881	1,963
Symphony CLO Ltd. 5.638% due 07/14/2026 •		3,600	3,579
Taberna Preferred Funding Ltd.
0.675% due 12/05/2036 •		10,520	9,284
0.695% due 08/05/2036 •		486	434
0.695% due 08/05/2036 ^•		9,420	8,407
0.715% due 02/05/2036 •		3,979	3,650

Total Asset-Backed Securities (Cost $227,122)			161,935

SOVEREIGN ISSUES 3.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ		10,604	2,995
1.000% due 07/09/2029		1,352	434
1.125% due 07/09/2035 þ		9,865	2,741
1.125% due 07/09/2046 þ		115	33
2.000% due 01/09/2038 þ(n)		22,691	8,169
2.500% due 07/09/2041 þ(n)		17,491	5,877
15.500% due 10/17/2026	ARS	92,410	180
40.178% (BADLARPP) due 10/04/2022 ~		102	0
Egypt Government International Bond
5.625% due 04/16/2030	EUR	4,000	3,104
6.375% due 04/11/2031		1,724	1,376
7.500% due 02/16/2061		$4,200	2,822
Ghana Government International Bond
6.375% due 02/11/2027		1,100	751
7.875% due 02/11/2035		1,300	772
8.750% due 03/11/2061		400	233
10.750% due 10/14/2030 (n)		800	794
Ivory Coast Government International Bond
4.875% due 01/30/2032 (n)	EUR	5,900	5,245
6.625% due 03/22/2048		1,600	1,354
Provincia de Buenos Aires 47.632% due 04/12/2025	ARS	862,385	4,148
Russia Government International Bond
5.625% due 04/04/2042		$13,400	4,154
5.875% due 09/16/2043		200	62
12.750% due 06/24/2028		100	34
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024 (n)		200	205
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	2,495	849
7.750% due 09/01/2022 (n)		$9,800	5,390
Venezuela Government International Bond
6.000% due 12/09/2020		490	42
8.250% due 10/13/2024 ^(e)		70	6
9.250% due 09/15/2027 ^(e)		598	51

Total Sovereign Issues (Cost $90,168)			51,821

		SHARES
COMMON STOCKS 3.5%
COMMUNICATION SERVICES 0.7%
Clear Channel Outdoor Holdings, Inc. (f)		1,167,686	2,873
iHeartMedia, Inc. 'A' (f)		275,106	4,399
iHeartMedia, Inc. 'B' «(f)		213,502	3,072

			10,344

ENERGY 0.1%
Axis Energy Services 'A' «(f)(l)		6,085	89
Noble Corp. (f)(l)		42,080	1,344
Valaris Ltd. (f)		2,895	147

			1,580

FINANCIALS 1.0%
Credit Suisse Group AG (f)		92,485	639
Intelsat SA «(f)(l)		459,445	14,070

			14,709

INDUSTRIALS 1.7%
Mcdermott International Ltd. (f)		57,729	36
Neiman Marcus Group Ltd. LLC «(f)(l)		152,491	25,807
Noble Corp. (f)		3,270	105
Voyager Aviation Holdings LLC «(f)		2,841	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Westmoreland Mining Holdings «(f)(l)	45,070	0

		25,948

MATERIALS 0.0%
Associated Materials Group, Inc. «(f)	411,442	0

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(f)	42,113	4

Total Common Stocks (Cost $57,677)		52,585

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(f)	96,656	544

Total Rights (Cost $0)		544

WARRANTS 2.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	202	0
Intelsat Emergence SA - Exp. 02/17/2027 «	1,383	7

		7

INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «	1,355,000	830

INFORMATION TECHNOLOGY 1.9%
Windstream Holdings LLC - Exp. 9/21/2055 «	1,181,266	28,749

Total Warrants (Cost $19,985)		29,586

PREFERRED SECURITIES 6.5%
FINANCIALS 2.6%
AGFC Capital Trust 2.794% (US0003M + 1.750%) due 01/15/2067 ~(n)	1,800,000	1,067
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	110,000	107
Charles Schwab Corp. 4.000% due 12/01/2030 •(j)	100,000	85
Compeer Financial ACA 4.875% due 08/15/2026 •(j)	4,400,000	3,910
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)	1,000,000	1,050
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)	29,098,525	33,542

		39,761

INDUSTRIALS 3.9%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(j)(n)	1,343,000	1,274
Sequa Corp. (15.000% PIK) 15.000% «(d)	42,007	52,571
Voyager Aviation Holdings LLC 9.500% «	17,047	5,570

		59,415

Total Preferred Securities (Cost $80,520)		99,176

REAL ESTATE INVESTMENT TRUSTS 2.2%
REAL ESTATE 2.2%
CBL & Associates Properties, Inc.	11,978	351
Uniti Group, Inc.	572,252	7,090
VICI Properties, Inc.	858,541	25,593

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Total Real Estate Investment Trusts (Cost $14,543)			33,034

SHORT-TERM INSTRUMENTS 10.9%
REPURCHASE AGREEMENTS (m) 8.0%			121,900

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
51.049% due 09/30/2022 (h)(i)	ARS	207,200	864

U.S. TREASURY BILLS 2.6%
0.305% due 05/17/2022 - 06/23/2022 (g)(h)(n)(p)(r)		$39,909	39,901

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
1.089% due 08/23/2022 (h)(i)		2,600	2,591

Total Short-Term Instruments (Cost $165,281)			165,256

Total Investments in Securities (Cost $2,686,206)			2,483,845

Total Investments 163.8% (Cost $2,686,206)			$2,483,845
Financial Derivative Instruments (o)(q) 0.3%(Cost or Premiums, net $(5,368))			5,235
Auction Rate Preferred Share (14)%			(212,650)
Other Assets and Liabilities, net (50.1)%			(759,764)

Net Assets Applicable to Common Shareholders 100.0%			$1,516,666

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Payment in-kind security.
(e)					Security is not accruing income as of the date of this report.
(f)					Security did not produce income within the last twelve months.
(g)					Coupon represents a weighted average yield to maturity.
(h)					Zero coupon security.
(i)					Coupon represents a yield to maturity.
(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)					Contingent convertible security.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable To Common Shareholders

Axis Energy Services 'A'					03/13/2020	$89	$89	0.01%
Ferroglobe PLC9.375% due 12/31/2025					03/13/2020	2,707	2,788	0.18
Intelsat SA					03/13/2020	31,412	14,070	0.93
Neiman Marcus Group Ltd. LLC					03/13/2020	4,911	25,807	1.70
Noble Corp.					03/13/2020	562	1,344	0.09
Oracle Corp.3.650% due 03/25/2041					03/22/2021	2,782	2,172	0.14
Oracle Corp.3.950% due 03/25/2051					03/22/2021	2,396	1,827	0.12
Oracle Corp.4.100% due 03/25/2061					03/22/2021 - 10/05/2021	2,738	1,932	0.13
Westmoreland Mining Holdings					07/09/2015 - 03/26/2019	1,172	0	0.00

						$48,769	$50,029	3.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.240%	04/29/2022	05/02/2022	$121,900	U.S. Treasury Bonds 3.125% due 05/15/2048	$124,338	$121,900	$121,902

Total Repurchase Agreements						$124,338	$121,900	$121,902

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY				0.560%	03/30/2022	05/13/2022	$(3,916)	$(3,918)
BOM				0.760	04/01/2022	05/02/2022	(9,219)	(9,225)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

	1.530	05/02/2022	08/01/2022		(8,799)	(8,799)
BOS	0.410	02/04/2022	05/06/2022		(13,665)	(13,679)
	0.750	04/12/2022	05/06/2022		(2,674)	(2,676)
	0.780	04/14/2022	06/10/2022		(4,949)	(4,951)
	0.780	04/27/2022	06/10/2022		(5,169)	(5,170)
BPS	(0.300)	01/17/2022	05/10/2022	EUR	(2,797)	(2,948)
	(0.300)	04/25/2022	07/25/2022		(4,905)	(5,174)
	0.900	03/09/2022	06/09/2022		$(8,418)	(8,430)
	0.900	03/23/2022	06/23/2022		(526)	(526)
	0.900	04/05/2022	06/23/2022		(211)	(211)
	0.920	03/07/2022	06/07/2022		(9,616)	(9,629)
	1.120	03/23/2022	06/23/2022		(22,621)	(22,649)
	1.200	04/05/2022	06/02/2022		(822)	(822)
	1.250	03/15/2022	09/16/2022		(689)	(690)
	1.250	04/12/2022	09/16/2022		(1,297)	(1,298)
	1.420	03/23/2022	09/23/2022		(16,362)	(16,388)
	1.420	04/12/2022	09/23/2022		(1,297)	(1,298)
	1.420	04/22/2022	09/23/2022		(1,507)	(1,507)
	1.430	03/21/2022	09/22/2022		(6,697)	(6,708)
	1.430	04/06/2022	09/22/2022		(14,552)	(14,567)
	1.450	03/17/2022	09/16/2022		(3,420)	(3,426)
	1.690	04/18/2022	10/17/2022		(3,146)	(3,148)
	1.950	04/28/2022	10/28/2022		(1,415)	(1,416)
	1.990	04/27/2022	10/27/2022		(4,381)	(4,382)
BRC	(3.000)	12/09/2021	TBD(3)	EUR	(3,840)	(4,018)
	(1.000)	02/18/2022	TBD(3)		(2,558)	(2,705)
	(0.350)	02/09/2022	05/10/2022		(2,417)	(2,548)
	0.560	02/07/2022	05/13/2022		(5,466)	(5,473)
	0.560	02/10/2022	05/10/2022		(5,729)	(5,736)
	0.700	03/18/2022	TBD(3)		(6,980)	(6,987)
	0.720	03/03/2022	05/09/2022		(1,674)	(1,676)
	0.820	03/18/2022	05/02/2022		(9,459)	(9,469)
	0.820	03/18/2022	TBD(3)		(42,849)	(42,893)
	0.820	05/02/2022	TBD(3)		(9,159)	(9,159)
	0.870	03/10/2022	06/13/2022		(1,625)	(1,627)
	1.020	03/21/2022	06/24/2022		(2,400)	(2,403)
BYR	0.860	04/29/2022	07/06/2022		(4,925)	(4,926)
	0.880	03/25/2022	09/26/2022		(16,577)	(16,592)
	0.880	04/29/2022	10/26/2022		(4,893)	(4,893)
CDC	0.430	01/27/2022	05/02/2022		(15,754)	(15,772)
	0.430	04/18/2022	05/02/2022		(290)	(290)
	0.450	02/03/2022	05/09/2022		(18,759)	(18,780)
	0.530	01/13/2022	07/14/2022		(4,920)	(4,927)
	0.670	03/23/2022	06/07/2022		(6,823)	(6,828)
	0.670	04/14/2022	06/07/2022		(8,253)	(8,256)
	0.670	04/18/2022	06/07/2022		(2,288)	(2,289)
	0.670	04/29/2022	06/07/2022		(5,075)	(5,076)
	0.720	04/01/2022	06/10/2022		(568)	(568)
	0.800	03/07/2022	06/08/2022		(6,667)	(6,676)
	0.840	03/14/2022	06/14/2022		(372)	(372)
	0.840	03/15/2022	06/14/2022		(3,078)	(3,081)
	0.950	03/23/2022	06/23/2022		(3,873)	(3,877)
	1.080	04/04/2022	07/05/2022		(17,039)	(17,053)
	1.080	04/07/2022	07/06/2022		(885)	(886)
	1.080	04/14/2022	07/05/2022		(4,687)	(4,689)
	1.120	05/02/2022	06/02/2022		(8,588)	(8,588)
	1.150	03/08/2022	09/07/2022		(16,377)	(16,406)
	1.150	03/30/2022	09/07/2022		(8,161)	(8,170)
	1.150	04/11/2022	07/15/2022		(6,641)	(6,645)
	1.150	04/11/2022	09/07/2022		(4,394)	(4,397)
	1.150	04/13/2022	07/13/2022		(11,547)	(11,554)
	1.230	04/14/2022	07/14/2022		(17,158)	(17,169)
	1.350	05/02/2022	08/02/2022		(5,259)	(5,259)
	1.590	04/01/2022	09/30/2022		(4,976)	(4,983)
	1.780	04/18/2022	10/14/2022		(10,349)	(10,356)
CEW	0.800	04/26/2022	TBD(3)	GBP	(3,224)	(4,055)
	0.850	10/25/2021	TBD(3)		(3,838)	(4,831)
CIB	1.250	03/18/2022	06/16/2022		$(227)	(228)
DBL	(0.420)	03/07/2022	06/07/2022	EUR	(1,268)	(1,337)
	(0.380)	03/07/2022	06/07/2022		(6,209)	(6,546)
IND	0.340	02/03/2022	05/09/2022		(417)	(418)
	0.460	02/03/2022	05/09/2022		(4,629)	(4,634)
	0.460	02/07/2022	05/09/2022		(490)	(491)
	0.480	03/31/2022	05/09/2022		(2,974)	(2,976)
	0.480	04/14/2022	05/09/2022		(2,891)	(2,892)
	0.500	02/03/2022	05/09/2022		(404)	(405)
	0.500	04/29/2022	05/09/2022		(1,299)	(1,299)
	0.540	02/10/2022	05/11/2022		(1,929)	(1,931)
	0.540	04/14/2022	05/11/2022		(1,489)	(1,489)
	0.650	03/09/2022	06/09/2022		(2,955)	(2,958)
	0.650	03/10/2022	06/10/2022		(6,701)	(6,707)
	0.740	03/09/2022	06/09/2022		(271)	(271)
	0.860	03/21/2022	06/24/2022		(2,593)	(2,596)
	0.900	03/29/2022	06/30/2022		(4,118)	(4,121)
	0.900	03/30/2022	06/24/2022		(10,724)	(10,733)
	0.950	03/24/2022	06/24/2022		(2,178)	(2,180)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

	0.990	04/01/2022	07/01/2022		(900)	(901)
	0.990	04/04/2022	06/27/2022		(1,355)	(1,356)
	1.010	03/17/2022	09/15/2022		(1,444)	(1,446)
	1.010	04/27/2022	09/15/2022		(14,229)	(14,231)
	1.030	04/06/2022	07/06/2022		(232)	(232)
	1.050	04/06/2022	07/06/2022		(233)	(233)
	1.120	03/17/2022	09/15/2022		(4,233)	(4,239)
	1.400	03/30/2022	09/28/2022		(983)	(985)
	1.680	04/12/2022	10/11/2022		(6,689)	(6,695)
JML	(5.500)	12/09/2021	TBD(3)	EUR	(1,277)	(1,318)
	(4.000)	12/09/2021	TBD(3)		(5,288)	(5,520)
	(3.000)	03/03/2022	05/06/2022		$(4,021)	(4,001)
	(1.000)	02/18/2022	TBD(3)	EUR	(882)	(929)
	(0.450)	02/11/2022	TBD(3)		(421)	(443)
	(0.450)	03/01/2022	06/01/2022		(2,327)	(2,453)
	(0.450)	03/07/2022	06/07/2022		(188)	(198)
	(0.430)	03/07/2022	TBD(3)		(8,452)	(8,910)
	(0.420)	02/14/2022	05/17/2022		(6,129)	(6,460)
	(0.380)	03/01/2022	06/01/2022		(1,359)	(1,433)
	(0.380)	03/08/2022	05/10/2022		(5,553)	(5,854)
	(0.350)	01/17/2022	05/11/2022		(2,368)	(2,496)
	(0.350)	03/07/2022	06/07/2022		(1,273)	(1,342)
	(0.350)	04/25/2022	07/25/2022		(3,677)	(3,879)
	0.575	02/07/2022	05/06/2022	GBP	(23,608)	(29,727)
	0.575	04/25/2022	05/06/2022		(4,757)	(5,982)
	0.900	10/25/2021	TBD(3)		(1,968)	(2,478)
	0.950	02/28/2022	05/27/2022		(691)	(871)
	0.950	03/23/2022	06/07/2022		$(661)	(662)
MBC	(0.450)	02/11/2022	TBD(3)	EUR	(17,079)	(17,998)
MEI	(5.500)	04/06/2022	TBD(3)		(1,058)	(1,111)
	0.000	04/06/2022	TBD(3)		$(455)	(455)
	1.340	03/10/2022	09/07/2022		(4,684)	(4,693)
	1.340	04/05/2022	09/07/2022		(2,122)	(2,125)
	1.370	04/19/2022	07/20/2022		(7,971)	(7,975)
	1.390	04/19/2022	07/20/2022		(3,424)	(3,426)
NOM	0.650	03/18/2022	TBD(3)		(4,329)	(4,332)
	0.680	02/18/2022	05/24/2022		(5,617)	(5,625)
	0.780	04/05/2022	05/05/2022		(2,368)	(2,369)
	0.780	04/29/2022	05/02/2022		(4,924)	(4,924)
	0.780	05/02/2022	05/05/2022		(4,297)	(4,297)
	1.000	03/28/2022	07/01/2022		(3,605)	(3,609)
	1.000	03/30/2022	07/05/2022		(966)	(967)
	1.000	03/31/2022	07/05/2022		(12,464)	(12,475)
	1.050	03/24/2022	06/24/2022		(1,478)	(1,479)
	1.100	03/18/2022	TBD(3)		(9,568)	(9,581)
NXN	0.600	04/29/2022	TBD(3)		(259)	(259)
RDR	0.850	03/22/2022	05/24/2022		(26,423)	(26,448)
SCX	(0.410)	02/09/2022	08/08/2022	EUR	(1,524)	(1,606)
	(0.320)	04/19/2022	07/19/2022		(4,741)	(5,001)
	1.050	03/31/2022	06/16/2022		$(100)	(100)
	1.350	03/18/2022	06/16/2022		(5,680)	(5,690)
SGY	0.490	03/18/2022	TBD(3)		(866)	(866)
	0.590	03/18/2022	TBD(3)		(1,313)	(1,314)
SOG	0.490	02/18/2022	05/03/2022		(182)	(182)
	0.500	03/18/2022	TBD(3)		(739)	(739)
	0.500	04/12/2022	05/16/2022		(4,499)	(4,500)
	0.520	03/18/2022	TBD(3)		(1,037)	(1,037)
	0.540	03/01/2022	05/03/2022		(4,638)	(4,642)
	0.550	10/22/2021	05/04/2022		(1,087)	(1,090)
	0.550	11/05/2021	05/04/2022		(10,688)	(10,717)
	0.550	03/11/2022	05/04/2022		(2,502)	(2,504)
	0.550	04/25/2022	05/04/2022		(3,136)	(3,137)
	0.570	01/07/2022	07/08/2022		(3,398)	(3,404)
	0.580	03/18/2022	TBD(3)		(5,361)	(5,364)
	0.670	01/07/2022	07/06/2022		(14,179)	(14,209)
	0.670	01/07/2022	07/08/2022		(4,752)	(4,762)
	0.670	01/26/2022	07/08/2022		(1,162)	(1,164)
	0.670	03/30/2022	07/08/2022		(16,829)	(16,840)
	0.670	04/14/2022	07/06/2022		(715)	(715)
	0.720	03/11/2022	05/04/2022		(3,176)	(3,180)
	0.800	03/02/2022	06/02/2022		(10,182)	(10,196)
	0.800	03/29/2022	06/02/2022		(515)	(515)
	0.990	05/03/2022	06/03/2022		(4,309)	(4,309)
	1.060	03/16/2022	06/16/2022		(5,186)	(5,193)
	1.060	03/29/2022	06/16/2022		(419)	(419)
	1.060	03/30/2022	06/16/2022		(145)	(145)
	1.070	03/17/2022	06/21/2022		(1,302)	(1,304)
	1.070	03/30/2022	06/21/2022		(131)	(132)
	1.430	04/19/2022	07/25/2022		(6,524)	(6,528)
	1.620	05/04/2022	08/04/2022		(19,926)	(19,926)
UBS	0.640	02/07/2022	05/09/2022		(14,753)	(14,775)
	1.180	03/18/2022	06/17/2022		(398)	(398)
	1.300	03/18/2022	06/17/2022		(10,220)	(10,236)
	1.350	04/14/2022	07/14/2022		(6,235)	(6,239)

Total Reverse Repurchase Agreements						$(933,285)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

(n)									Securities with an aggregate market value of $959,159 and cash of $28,324 have been pledged as collateral under the terms of master agreements as of April 30, 2022.
(1)									Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended April 30, 2022 was $(945,958) at a weighted average interest rate of 0.396%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)									Open maturity reverse repurchase agreement.
(o)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	1.581%	EUR	1,000	$(45)	$25	$(20)	$1	$0
Atlantia SpA	1.000	Quarterly	06/20/2026	1.702		4,500	(155)	29	(126)	11	0
Boeing Co.	1.000	Quarterly	06/20/2026	1.688		$12,700	(231)	(84)	(315)	0	(6)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	5.064		4,700	(9)	30	21	0	(32)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	5.469		1,000	(2)	(3)	(5)	0	(9)
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	0.967		100	(2)	2	0	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	1.151		100	(3)	3	0	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	6.122	EUR	300	21	(31)	(10)	0	(1)
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	6.368		11,447	424	(975)	(551)	2	(42)
MGM Resorts International	5.000	Quarterly	06/20/2026	2.694		$3,700	501	(167)	334	0	(11)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	3.121	EUR	7,200	(548)	(185)	(733)	0	(43)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.409		900	(171)	132	(39)	0	(6)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.621		19,300	(3,196)	2,081	(1,115)	0	(136)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	2.781		11,400	(853)	42	(811)	0	(80)

							$(4,269)	$899	$(3,370)	$14	$(366)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index		1.000%	Quarterly	06/20/2027	$20,000		$(96)	$(40)	$(136)	$49	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	24,100	$2,338	$800	$3,138	$145	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052		7,800	1,653	380	2,033	120	0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$10,000	(1)	134	133	5	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023	BRL	168,900	(31)	(1,496)	(1,527)	0	(3)
Receive	1-Year BRL-CDI	12.670	Maturity	01/02/2023		6,600	0	2	2	0	0
Receive	1-Year BRL-CDI	12.690	Maturity	01/02/2023		4,400	0	1	1	0	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2023		11,400	0	2	2	0	0
Receive	1-Year BRL-CDI	12.750	Maturity	01/02/2023		5,500	0	1	1	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2023		11,400	0	1	1	0	0
Receive	1-Year BRL-CDI	12.900	Maturity	01/02/2023		23,300	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	12.930	Maturity	01/02/2023		2,900	0	0	0	0	0
Receive	1-Year BRL-CDI	12.939	Maturity	01/02/2023		11,600	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	12.946	Maturity	01/02/2023		29,200	0	(4)	(4)	0	0
Receive	1-Year BRL-CDI	12.960	Maturity	01/02/2023		23,300	0	(4)	(4)	0	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Receive	1-Year BRL-CDI	12.970	Maturity	01/02/2023		38,300	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025		2,200	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		1,500	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		1,800	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		4,900	0	1	1	0	(1)
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		8,200	0	4	4	0	(1)
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		4,100	0	3	3	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		4,000	0	3	3	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		8,200	0	6	6	0	(1)
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		2,600	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		1,300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		1,300	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		700	0	0	0	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		3,000	0	0	0	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		7,100	0	6	6	0	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		$78,000	38	886	924	22	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		10,000	27	553	580	15	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		8,580	541	(550)	(9)	0	(15)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(3,169)	(1,070)	0	(91)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		35,000	544	2,910	3,454	95	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		12,450	0	916	916	27	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	02/15/2027		49,800	(171)	(2,932)	(3,103)	0	(106)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		20,600	0	1,428	1,428	44	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		82,200	(309)	(4,427)	(4,736)	0	(175)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		6,000	0	427	427	13	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		19,900	(72)	(1,130)	(1,202)	0	(42)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	(1,970)	(1,440)	0	(181)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		47,100	0	4,244	4,244	117	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		71,000	0	6,597	6,597	177	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		263,700	13,372	(11,034)	2,338	0	(720)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		2,000	(3)	303	300	8	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,600	(72)	313	241	5	0
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		6,100	0	888	888	16	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		19,700	1,395	2,144	3,539	55	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		97,600	(1,547)	11,196	9,649	352	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/09/2032		128,200	1,004	16,834	17,838	370	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	43,645	33,692	0	(994)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(3)	228	225	14	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		19,800	(143)	3,174	3,031	118	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		28,200	(65)	5,787	5,722	164	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		29,300	(114)	5,372	5,258	171	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		9,800	(29)	1,085	1,056	61	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		17,000	1,650	3,537	5,187	95	0
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		288,800	2,056	59,511	61,567	644	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	(119)	213	0	(9)
Pay	6-Month CZK-PRIBOR	1.800	Annual	05/17/2026	CZK	814,100	0	(4,075)	(4,075)	0	(95)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	2,528	2,920	198	0
Receive (5)	6-Month EUR-EURIBOR	0.250	Annual	09/21/2032		19,300	1,814	1,109	2,923	204	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		8,100	702	1,268	1,970	109	0
Pay	6-Month HUF-BBR	2.121	Annual	05/17/2026	HUF	11,300,600	0	(5,390)	(5,390)	0	(9)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	84,800	10	(148)	(138)	0	(1)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		184,900	(5)	(303)	(308)	0	(3)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		27,500	0	11	11	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		11,400	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		8,700	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		3,300	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,700	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,800	7	1	8	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		7,400	30	5	35	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,800	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		4,300	0	3	3	0	0

							$18,016	$141,472	$159,488	$3,364	$(2,447)

Total Swap Agreements							$13,651	$142,331	$155,982	$3,427	$(2,813)

(p)

Securities with an aggregate market value of $11,587 and cash of $51,732 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(q)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	05/2022	INR	348,499		$4,537	$0	$(14)
	05/2022	PEN	5,172		1,378	31	0
	06/2022		3,110		745	0	(60)
	07/2022		$8,098	PEN	32,211	252	(32)
	08/2022 «		68	RUB	10,644	63	0
BPS	05/2022	BRL	125,764		$26,788	1,350	0
	05/2022	EUR	3,379		3,583	18	0
	05/2022	INR	78,092		1,014	0	(6)
	05/2022	MXN	2,946		142	0	(3)
	05/2022		$25,567	BRL	125,764	0	(129)
	05/2022		3,209	CAD	4,072	0	(40)
	05/2022		8,722	EUR	8,028	0	(253)
	05/2022		1,316	GBP	1,012	0	(43)
	05/2022		1,907	IDR	27,358,046	0	(22)
	06/2022	GBP	9,803		$12,307	0	(19)
	06/2022		$26,535	BRL	125,764	0	(1,344)
	06/2022		159	CLP	130,274	0	(8)
	06/2022		139	CZK	3,125	0	(5)
	07/2022	MXN	5,861		$280	0	(4)
	11/2022		$25	ZAR	407	0	0
BRC	06/2022 «		134	RUB	16,039	76	0
CBK	05/2022		1,265	PEN	5,172	83	0
	05/2022 «		1,005	RUB	86,771	175	0
	06/2022	CZK	18,506		$799	10	0
	06/2022	MXN	2,633		123	0	(5)
	06/2022		$816	PEN	3,110	0	(11)
	06/2022 «		72	RUB	8,503	40	0
	07/2022	PEN	27,039		$7,017	35	0
	07/2022		$498	PEN	2,023	23	0
	08/2022	PEN	2,776		$687	0	(29)
	11/2022		$641	PEN	2,546	9	0
	12/2022	PEN	5,641		$1,404	10	(43)
	04/2023		$6,847	PEN	27,039	0	(35)
DUB	05/2022 «	RUB	22,343		$196	0	(107)
	05/2022 «		$2,106	RUB	163,541	111	0
	06/2022 «		957		138,767	857	0
	08/2022 «		0		0	0	0
	10/2022 «		346		33,381	51	0
GLM	05/2022	BRL	125,764		$25,567	128	0
	05/2022	INR	103,633		1,351	0	(2)
	05/2022 «	RUB	3,751		38	0	(13)
	05/2022		$25,186	BRL	125,764	252	0
	05/2022 «		1,967	RUB	152,443	100	0
	06/2022	CZK	20,284		$893	28	0
	06/2022 «		$523	RUB	70,891	404	0
	10/2022 «		870		82,388	118	0
HUS	05/2022	AUD	909		$684	42	0
JPM	05/2022		$8	CNH	53	0	0
	05/2022		2,448	IDR	35,112,555	0	(28)
	05/2022		3,486	INR	269,273	31	0
	05/2022		6,942	NOK	61,820	0	(351)
	06/2022	CZK	23,850		$1,033	16	0
	06/2022 «		$90	RUB	10,459	49	0
MBC	05/2022		9	CNH	55	0	0
	05/2022		2,139	IDR	30,789,786	0	(16)
	05/2022		1,944	INR	150,549	22	0
	06/2022 «		33	RUB	4,479	25	0
MYI	05/2022	AUD	190		$142	8	0
	05/2022	INR	104,065		1,351	0	(8)
	05/2022		$198,040	EUR	186,654	0	(1,129)
	05/2022		1,922	IDR	27,494,281	0	(28)
	05/2022 «		761	RUB	59,032	39	0
	06/2022	EUR	186,654		$198,293	1,134	0
RBC	05/2022	CHF	773		838	43	0
	05/2022		$147	MXN	2,946	0	(2)
	06/2022		15,720		323,819	18	0
	09/2022	MXN	2,946		$143	2	0
SCX	05/2022	EUR	195,701		217,467	11,012	0
	05/2022	GBP	10,815		14,237	637	0
	05/2022		$9	CNH	55	0	0
	05/2022		1,095	EUR	1,019	0	(20)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

05/2022	2,718	INR	210,714	34	0
11/2022	PEN	621	$150	0	(9)
SOG	05/2022 «	RUB	33,424	372	0	(81)
05/2022 «	$1,181	RUB	90,916	52	0
06/2022	CZK	33,826	$1,420	0	(23)
UAG	05/2022 «	RUB	66,934	567	0	(340)
05/2022	$1,056	CAD	1,319	0	(29)
05/2022 «	1,603	RUB	125,181	94	0
06/2022	CZK	20,572	$898	20	0
06/2022 «	$780	RUB	92,872	434	0
07/2022	HUF	2,112,905	$6,025	195	0

Total Forward Foreign Currency Contracts	$18,131	$(4,291)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2022(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	2.360%	$1,700	$(82)	$(22)	$0	$(104)
Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.557	1,800	(352)	329	0	(23)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.198	3,500	(160)	(12)	0	(172)
Ukraine Government International Bond	5.000	Quarterly	12/20/2022	198.082	16,900	1,036	(9,932)	0	(8,896)
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.360	600	(22)	(15)	0	(37)
Netflix, Inc.	5.000	Quarterly	12/20/2026	1.599	5,000	892	(146)	746	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.374	300	(13)	(4)	0	(17)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.360	2,900	(121)	(56)	0	(177)
Netflix, Inc.	5.000	Quarterly	12/20/2026	1.599	5,000	892	(147)	745	0
Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.557	2,400	(476)	445	0	(31)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.374	300	(13)	(4)	0	(17)
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.557	3,000	(623)	584	0	(39)
JPM	Banca Monte Dei Paschi Di	5.000	Quarterly	06/20/2025	5.599	EUR	300	(6)	3	0	(3)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.360	$500	(19)	(11)	0	(30)
Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.136	6,570	620	(545)	75	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	2.360	7,200	(364)	(75)	0	(439)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.374	16,900	(755)	(194)	0	(949)

$434	$(9,802)	$1,566	$(10,934)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$25,258	$(6,180)	$6,435	$255	$0
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	9,755	(463)	(200)	0	(663)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,137	(521)	543	22	0
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	29,440	(7,159)	7,457	298	0
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	32,049	(5,129)	5,453	324	0

$(19,452)	$19,688	$899	$(663)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	1	1.043%	Maturity	06/21/2022	$1,400	$0	$(16)	$0	$(16)
MYC	Receive	iBoxx USD Liquid High Yield Index	1	0.928% (3-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2022	400	0	(26)	0	(26)
Receive	iBoxx USD Liquid High Yield Index	1	1.043%	Maturity	06/21/2022	3,400	(1)	(44)	0	(45)

$(1)	$(86)	$0	$(87)

Total Swap Agreements	$(19,019)	$9,800	$2,465	$(11,684)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

(r)

Securities with an aggregate market value of $10,453 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2022.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2022

Investments in Securities, at Value
Loan Participations and Assignments	$0	$535,963	$48,181	$584,144
Corporate Bonds & Notes
Banking & Finance	0	256,510	0	256,510
Industrials	0	581,290	86,673	667,963
Utilities	0	176,868	0	176,868
Convertible Bonds & Notes
Industrials	0	5,074	0	5,074
Municipal Bonds & Notes
California	0	2,946	0	2,946
Illinois	0	14,375	0	14,375
Puerto Rico	0	2,721	0	2,721
Virginia	0	1,311	0	1,311
West Virginia	0	7,133	0	7,133
U.S. Government Agencies	0	21,984	8,563	30,547
Non-Agency Mortgage-Backed Securities	0	140,316	0	140,316
Asset-Backed Securities	0	146,347	15,588	161,935
Sovereign Issues	0	51,821	0	51,821
Common Stocks
Communication Services	7,272	0	3,072	10,344
Energy	1,491	0	89	1,580
Financials	639	0	14,070	14,709
Industrials	36	105	25,807	25,948
Real Estate	0	0	4	4
Rights
Financials	0	0	544	544
Warrants
Financials	0	0	7	7
Industrials	0	0	830	830
Information Technology	0	0	28,749	28,749
Preferred Securities
Financials	0	39,761	0	39,761
Industrials	0	1,274	58,141	59,415
Real Estate Investment Trusts
Real Estate	33,034	0	0	33,034
Short-Term Instruments
Repurchase Agreements	0	121,900	0	121,900
Argentina Treasury Bills	0	864	0	864
U.S. Treasury Bills	0	39,901	0	39,901
U.S. Treasury Cash Management Bills	0	2,591	0	2,591

Total Investments	$42,472	$2,151,055	$290,318	$2,483,845

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,427	0	3,427
Over the counter	0	17,908	2,688	20,596

	$0	$21,335	$2,688	$24,023
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,813)	0	(2,813)
Over the counter	0	(15,434)	(541)	(15,975)

	$0	$(18,247)	$(541)	$(18,788)

Total Financial Derivative Instruments	$0	$3,088	$2,147	$5,235

Totals	$42,472	$2,154,143	$292,465	$2,489,080

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2022:
Category and Subcategory	Beginning Balance at 07/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$72,137	$3,994	$(33,055)	$239	$148	$857	$5,950	$(2,089)	$48,181	$357
Corporate Bonds & Notes
Industrials	1,999	63,726	(1,184)	0	(64)	(509)	23,486	(781)	86,673	(403)
Convertible Bonds & Notes
Banking & Finance	930	0	(876)	0	0	(54)	0	0	0	0
U.S. Government Agencies	8,566	0	(138)	24	46	65	0	0	8,563	57
Asset-Backed Securities	19,447	0	0	131	0	(2,979)	0	(1,011)	15,588	(2,785)
Common Stocks
Communication Services	4,967	0	0	0	0	(1,895)	0	0	3,072	(1,895)
Energy	90	0	0	0	0	(1)	0	0	89	0
Financials	58	31,412	(74)	0	(1)	(17,325)	0	0	14,070	(17,341)
Industrials	16,777	0	0	0	0	9,030	0	0	25,807	9,030
Materials(2)	2,913	0	(2,833)	0	220	(300)	0	0	0	0
Real Estate	0	74	0	0	0	(70)			4	-70
Rights
Financials	0	0	0	0	0	544	0	0	544	544
Warrants
Financials	24	10,172	0	0	(9)	(10,180)	0	0	7	(10,157)
Industrials	854	0	0	0	0	(24)	0	0	830	(24)
Information Technology	26,360	0	0	0	0	2,389	0	0	28,749	2,390
Preferred Securities
Industrials	46,632	0	0	0	0	11,509	0	0	58,141	10,921

	$201,754	$109,378	$(38,160)	$394	$340	$(8,943)	$29,436	$(3,881)	$290,318	$(9,376)
Financial Derivative Instruments - Assets
Over the counter	$0	$0	$0	$0	$0	$2,688	$0	$0	$2,688	$0

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$(541)	$0	$0	$(541)	$0

Totals	$201,754	$109,378	$(38,160)	$394	$340	$(6,796)	$29,436	$(3,881)	$292,465	$(9,376)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 04/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$10,260	Reference Instrument			Yield			6.058	—
		10,477	Third Party Vendor			Broker Quote			67.500 - 99.250	98.443
		27,444	Waterfall Recoverability			Recovery Value			100.000	—
Corporate Bonds & Notes
Industrials		63,322	Discounted Cash Flow			Discount Rate			9.525	—
		23,351	Reference Instrument			Weighted Average		BRL	46.445	—
U.S. Government Agencies		8,563	Proxy Pricing			Base Price			62.000	—
Asset-Backed Securities		13,116	Discounted Cash Flow			Discount Rate			7.500 - 20.000	16.528
		2,472	Proxy Pricing			Base Price			16.109 - 9,921.498	5,976.133
Common Stocks
Communication Services		3,072	Stock Price w/Liquidity Discount			Liquidity Discount			10.000	—
Energy		89	Other Valuation Techniques(3)			—			—	—
Financials		14,070	Indicative Market Quotation			Broker Quote			$30.625	—
Industrials		25,807	Discounted Cash Flow			Discount Rate			10.500 - 17.700	10.500
Real Estate		4	Other Valuation Techniques(3)			—			—	---
Rights
Financials		544	Other Valuation Techniques(3)			—			—	—
Warrants
Financials		7	Other Valuation Techniques(3)			—			—	—
Industrials		830	Comparable Companies			EBITDA Multiple		X/X	9.800/9.000	—
Information Technology		28,749	Comparable Companies / Discounted Cash Flow			EBITDA Multiple		X	3.875	—
Preferred Securities

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2022 (Unaudited)

Industrials	52,572	Comparable Companies	EBITDA Multiple	X/X	9.800/9.000	—
	5,569	Comparable Companies / Discounted Cash Flow	Book Value Multiple / Discount Rate	X/%	0.304/20.180	—
Financial Derivative Instruments- Assets
Over the counter	2,688	Other Valuation Techniques(3)	—		—	—
Financial Derivative Instruments- Liabilities
Over the counter	(541)	Other Valuation Techniques(3)	—		—	—

Total	$292,465

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Sector type updated from Financials to Materials since prior fiscal year end.
(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of April 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
CDC	Natixis Securities Americas LLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CEW	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	CZK	Czech Koruna	MXN	Mexican Peso
AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone
BRL	Brazilian Real	GBP	British Pound	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	RUB	Russian Ruble
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee	ZAR	South African Rand
CNH	Chinese Renminbi (Offshore)

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
BADLARPP	Argentina Badlar Floating Rate Notes	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
EUR003M	3 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap